Share capital - Deferred share units (Details) - Deferred Share Unit [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options granted | shares	44,623
Number of options outstanding, ending | shares	44,623
Weighted average exercise price, Options granted | $ / shares	$ 4.51
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 4.51